Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001095348
Entity Registrant Name	O2MICRO INTERNATIONAL LTD
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	0-30910
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	Grand Pavilion Commercial Centre, West Bay Road
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1209
Entity Address, Country	KY
Title of 12(b) Security	American Depositary Shares
Trading Symbol	OIIM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	1,424,760,750
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Deloitte & Touche
Auditor Location	Taipei, Taiwan
Auditor Firm ID	1060
Document Shell Company Report	false
Document Registration Statement	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3118 Patrick Henry Drive
Entity Address, City or Town	Santa Clara
Entity Address, Postal Zip Code	95054
Entity Address, State or Province	CA
City Area Code	408
Local Phone Number	987-5920
Contact Personnel Name	Carl Durham